Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHAREBasic and diluted earnings per common share is calculated by dividing net income attributable to common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding at December 31, 2021 and 2020 were 142,239. There were no dilutive securities during 2021 and 2020.